OPERATING LEASES AND COMMITMENTS - Rent expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASES AND COMMITMENTS
Rent expense	$ 700,000	$ 468,000	$ 2,075,000	$ 1,677,000